UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 56.1%
US Treasury Obligations
US Treasury Bills:
0.155% *, 8/13/2009	75,000,000	74,986,115
0.155% *, 8/20/2009	45,975,000	45,965,103
0.16% *, 8/20/2009	75,000,000	74,983,333
0.175% *, 7/30/2009	95,150,000	95,136,586
0.2% *, 9/10/2009	97,700,000	97,661,463
0.235% *, 10/29/2009	861,000	860,326
0.29% *, 7/2/2009	131,330,000	131,328,942
0.295% *, 10/8/2009	88,000,000	87,927,400
0.3% *, 7/30/2009	150,000,000	149,963,750
0.32% *, 7/23/2009	50,000,000	49,990,222
0.345% *, 7/30/2009	85,000,000	84,976,377

0.345% *, 12/24/2009			100,000,000	99,831,333
0.4% *, 8/6/2009			25,000,000	24,990,000
0.435% *, 4/1/2010			50,000,000	49,834,458
0.5% *, 1/14/2010			35,000,000	34,904,236
0.5% *, 4/1/2010			63,420,000	63,178,652
0.53% *, 6/3/2010			25,000,000	24,875,965
0.59% *, 12/17/2009			50,000,000	49,861,514
0.6% *, 6/3/2010			25,000,000	24,859,583
0.63% *, 11/19/2009			90,000,000	89,772,638
0.705% *, 12/17/2009			46,000,000	45,847,759
1.05% *, 7/30/2009			39,305,000	39,271,754
1.33% *, 7/2/2009			50,000,000	49,998,153
US Treasury Notes:
2.125%, 1/31/2010			200,000,000	202,041,112
3.375%, 9/15/2009			90,000,000	90,592,504
3.625%, 7/15/2009			150,000,000	150,198,047
4.0%, 8/31/2009			82,650,000	83,130,832
4.0%, 9/30/2009			45,950,000	46,377,364
4.625%, 7/31/2009			100,000,000	100,345,501
4.75%, 2/15/2010			100,000,000	102,732,705

Total Government & Agency Obligations (Cost $2,266,423,727)				2,266,423,727
Repurchase Agreements 39.3%
BNP Paribas, 0.01%, dated 6/30/2009, to be repurchased at $337,470,844 on 7/1/2009 (a)			337,470,750	337,470,750
Credit Suisse Securities (USA) LLC, 0.02%, dated 6/30/2009, to be repurchased at $650,000,361 on 7/1/2009 (b)			650,000,000	650,000,000
JPMorgan Securities, Inc., 0.01%, dated 6/30/2009, to be repurchased at $600,000,167 on 7/1/2009 (c)			600,000,000	600,000,000

Total Repurchase Agreements (Cost $1,587,470,750)				1,587,470,750
Money Market Fund 4.4%
AIM Short-Term Investments Trust Treasury Portfolio, 0.13% ** (Cost $180,000,000)			180,000,000	180,000,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,033,894,477) †			99.8	4,033,894,477
Other Assets and Liabilities, Net			0.2	9,288,871

Net Assets			100.0	4,043,183,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*			Annualized yield at time of purchase; not a coupon rate.
**			The rate shown is the annualized seven-day yield at period end.
†			The cost for federal income tax purposes was $4,033,894,477.
(a)			Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
45,823,500	US Treasury Bills	Zero Coupon	7/16/2009-11/27/2009	45,807,123
77,495,500	US Treasury Bonds	5.25-11.25	2/15/2015-2/15/2029	102,290,955
190,698,800	US Treasury Notes	0.875-4.75	11/15/2009-11/15/2015	196,122,119
Total Collateral Value				344,220,197
(b)			Collateralized by $1,308,028,875 US Treasury STRIPS, with various maturities of 8/15/2009-8/15/2036 with a value of 663,002,886.
(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
419,705,000	US Treasury Inflation-Indexed Bond	2.375	1/15/2025	487,789,846
439,638,000	US Treasury STRIPS	Zero Coupon	2/15/2038-5/15/2039	124,213,112
Total Collateral Value				612,002,958
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3
Assets
Government & Agency Obligations	$ —	$ 2,266,423,727	$ —
Repurchase Agreements	—	1,587,470,750	—
Money Market Fund	—	180,000,000	—
Total	$ —	$ 4,033,894,477	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009